DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
DEFERRED REVENUE
DEFERRED REVENUE

12.DEFERRED REVENUE

The deferred revenue balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022
Deferred revenue-pre-sold toll milling:
CLJV Toll Milling-Ecora	$34,958	$33,295
	$34,958	$33,295
Deferred revenue-by balance sheet presentation:
Current	$4,535	$4,915
Non-current	30,423	28,380
	$34,958	$33,295

The deferred revenue liability continuity summary is as follows:

(in thousands)	2023	2022

Balance-January 1	$33,295	$36,508
Revenue recognized during the period (note 21)	(1,855)	(5,987)
Accretion (note 20)	3,518	2,774
Balance-December 31	$34,958	$33,295

Arrangement with Ecora Resources PLC (“Ecora”)

In February 2017, Denison closed an arrangement with Ecora, formerly named Anglo Pacific Group PLC. Denison received an upfront payment of $43,500,000 in exchange for its right to receive specified future toll milling cash receipts from the MLJV earned by the Company related to the processing of specified Cigar Lake ore through the McClean Lake mill under the current toll milling agreement with the CLJV from July 1, 2016 onwards (the “Ecora Arrangement”). The up-front payment was based upon an estimate of the gross toll milling cash receipts to be received by Denison discounted at a rate of 8.50%.

At closing, the Company made payments to Ecora of $3,520,000, representing the Cigar Lake toll milling cash receipts received by Denison in respect of toll milling activity for the period from July 1, 2016 through January 31, 2017, and reflected those amounts as a reduction of the initial upfront amount received, thereby reducing the initial deferred revenue balance to $39,980,000 at the closing date.

In 2023, the Company recognized $1,855,000 of toll milling revenue from the draw-down of deferred revenue, based on Cigar Lake toll milling production of 15,097,000 pounds U3O8 (100% basis). The drawdown in 2023 includes a cumulative decrease in revenue for prior periods of $1,948,000 resulting from changes in estimates to the toll milling drawdown rate during 2023.

In 2022, the Company recognized $5,987,000 of toll milling revenue from the draw-down of deferred revenue, based on Cigar Lake toll milling production of 18,010,000 pounds U3O8 (100% basis). The drawdown in 2022 includes a cumulative increase in revenue for prior periods of $1,070,000 resulting from changes in estimates to the toll milling drawdown rate during 2022.

The current portion of the deferred revenue liability reflects Denison’s estimate of Cigar Lake toll milling over the next 12 months. This assumption is based on current mill packaged production expectations and is reassessed on a quarterly basis.